LEASE LIABILITIES (Details Narrative)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.00%	3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.00%	4.50%